LONG-TERM DEBT AND CREDIT FACILITY - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Sep. 23, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 20, 2024 USD ($)	Dec. 19, 2024 USD ($)	Dec. 31, 2023 CAD ($)	May 16, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Available amount under Credit facility		$ 418.5	$ 387.0						$ 26.6
Borrowings, covenant, minimum liquidity requirement		150.0
Unamortized deferred transaction costs		77.8	68.3
Total carrying amount of the financial assets		$ 5,374.4	$ 4,537.9
Weighted average interest rate of capitalized borrowing costs		8.90%	7.38%
Carrying amount, net of unamortized deferred transaction costs and embedded derivatives		$ 1,028.9	$ 830.8
Doyon and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee the construction of Cote Gold mine		177.5	152.5	$ 255.7			$ 201.4
Côté Gold mine
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee the construction of Cote Gold mine		22.2	28.2	$ 32.0			37.3
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Total carrying amount of the financial assets		472.0	501.4
Embedded derivative | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Total carrying amount of the financial assets		0.0	0.0
Credit Facility
Disclosure of detailed information about borrowings [line items]
Available amount under Credit facility					$ 650.0	$ 425.0
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Face amount	$ 450.0
Unamortized deferred transaction costs	$ 7.5
Long-term debt		450.0	450.0
Carrying amount, net of unamortized deferred transaction costs and embedded derivatives		$ 448.4	448.0
5.75% senior notes | Embedded derivative | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Total carrying amount of the financial assets			0.0
5.75% senior notes | October 15, 2024
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	102.875%
5.75% senior notes | October 15, 2025
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	101.438%
5.75% senior notes | October 15, 2026 and thereafter
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%		5.75%
5.75 Percent Senior Notes, Including Embedded Derivatives at Inception | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 454.2
Term Loan
Disclosure of detailed information about borrowings [line items]
Face amount								$ 400.0
Long-term debt		$ 400.0	400.0
Term of borrowings		5 years
Borrowing costs incurred		$ 11.0
Weighted average interest rate of capitalized borrowing costs		3.00%
Make-whole premium, discounted value if paid within two years		104.00%
Make-whole premium, discounted value if paid after two years		104.00%
Make-whole premium, discounted value if paid after three years		101.00%
Make-whole premium, discounted value if paid thereafter		100.00%
Term Loan | Embedded derivative | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Total carrying amount of the financial assets		$ 26.7	5.1
Term Loan | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Financial assets, at fair value		$ 26.7	5.1					$ 1.0
Term Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		8.25%		8.25%
Equipment loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2.1
Carrying amount, net of unamortized deferred transaction costs and embedded derivatives		$ 2.1	7.2
Equipment loans | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate		5.30%		5.30%
Uncollateralized Surety Bonds
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 159.2
Uncollateralized Surety Bonds | Westwood and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee the construction of Cote Gold mine		7.4	22.6	$ 10.6			$ 29.8
Cash Collateral | Westwood and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee the construction of Cote Gold mine		$ 10.9	$ 10.9